INVENTORY	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORY
INVENTORY

AS AT DEC. 31 (MILLIONS)	2017	2016
Residential properties under development	$2,245	$2,215
Land held for development	1,922	1,609
Completed residential properties	917	952
Industrial products and other	1,227	573
Total	$6,311	$5,349

The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$3,585	$2,987
Non-current	2,726	2,362
Total	$6,311	$5,349

During the year ended December 31, 2017, the company recognized $15.2 billion (2016 – $4.7 billion) of inventory relating to cost of goods sold and $37 million (2016 – $85 million) relating to impairments of inventory as expenses. The carrying amount of inventory pledged as collateral at December 31, 2017 was $2.9 billion (2016 – $2.4 billion).